Finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Schedule of finance costs	2022 2021 Interest on long-term debt $ 40,059 $ 39,266 Unwinding of discount on provisions [note 16] 28,979 21,445 Other charges 16,690 15,901 Total $ 85,728 $ 76,612